Additional disclosure items G.4. Non-cash investing and financing activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Additional information [abstract]
Acquisition of property, plant and equipment	$ (23)	$ (47)	$ (27)
Acquisition of lease right of use assets obtained in exchange of lease liabilities	127	106	92
Asset retirement obligations	18	32	19
Share based compensation	$ 29	$ 17	$ 24